FINANCIAL RISK MANAGEMENT (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risk management [line Items]
Current loans	S/ 93,268,440	S/ 88,152,199
Current but impaired	734,582	679,652
Loans with delay in payments of one day or more but not internal overdue loans	2,740,978	2,647,127
Internal overdue loans	3,020,914	2,620,411
Total	99,764,914	94,099,389
Total past due under IFRS 7	5,761,892	5,267,538
Financial assets past due but not impaired [member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	0	0
Total	0	0
Total past due under IFRS 7	0	0
Financial assets impaired debt [member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	0	0
Total	0	0
Total past due under IFRS 7	0	0
Normal [member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	1,662,913	1,512,321
Internal overdue loans	39,653	25,230
Total	1,702,566	1,537,551
Total past due under IFRS 7	1,702,566	1,537,551
Normal [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risk management [line Items]
Current loans	91,781,038	86,434,694
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	0	0
Total	91,781,039	86,434,694
Total past due under IFRS 7	0	0
Potential problem [member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	176,861	162,730
Internal overdue loans	41,401	35,503
Total	218,262	198,233
Total past due under IFRS 7	218,262	198,233
Potential problem [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risk management [line Items]
Current loans	1,487,402	1,717,505
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	0	0
Total	1,487,401	1,717,505
Total past due under IFRS 7	0	0
Substandard [member] | Financial assets impaired debt [member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	412,582	349,529
Loans with delay in payments of one day or more but not internal overdue loans	386,177	495,719
Internal overdue loans	366,560	214,067
Total	1,165,318	1,059,315
Total past due under IFRS 7	752,737	709,786
Doubtful [member] | Financial assets impaired debt [member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	203,952	299,196
Loans with delay in payments of one day or more but not internal overdue loans	393,463	294,905
Internal overdue loans	681,128	682,363
Total	1,278,544	1,276,464
Total past due under IFRS 7	1,074,591	977,268
Loss [member] | Financial assets impaired debt [member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	118,048	30,927
Loans with delay in payments of one day or more but not internal overdue loans	121,564	181,452
Internal overdue loans	1,892,172	1,663,248
Total	2,131,784	1,875,627
Total past due under IFRS 7	S/ 2,013,736	S/ 1,844,700